Note 5 - Accounts Payable and Accrued Liabilities	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
5.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	December 31, 2024	March 31, 2024

Trade payables	$75,389	$1,101,757
Tax late filing penalty	204,429	-
Advance royalty payable (Note 4)	362,644	301,967
Accrued liabilities	444,193	91,484
Due to related parties (Note 8)	124,722	86,980

Trade payables	$1,211,377	$1,582,188

During the year ended December 31, 2021, the Company received a loan of $40,000 from the Canada Emergency Business Account to provide emergency support to businesses due to the impact of COVID-19. The Company repaid $30,000 and recorded the remaining $10,000 as other income in profit and loss as the balance was forgiven during the three-month and nine-month period ended December 31, 2023.

During the three-month period ended December 31, 2024, the Company wrote-off $Nil (three-month period ended December 31, 2023 - $Nil) in accrued liabilities and settled $181,424 accounts payable for $125,000, resulting in a gain on forgiveness of debt of $56,424 (three-month period ended December 31, 2023 - $Nil). During the nine-month period ended December 31, 2024, the Company wrote-off $50,200 (nine-month period ended December 31, 2023 - $Nil) in accrued liabilities and settled $181,424 accounts payable for $125,000, resulting in a gain on forgiveness of debt of $106,624 (nine-month period ended December 31, 2023 - $Nil).